UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment /_/; Amendment Number:  _______

     This Amendment (Check only one):   /_/ is a restatement.
                                        /_/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sio Capital Management, LLC
Address:  99 Park Avenue, Suite 820
          New York, New York 10016

Form 13F File Number: 28-13691

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Castor
Title:  CEO
Phone:  212-601-9779

Signature, Place, and Date of Signing:

        /s/ Michael Castor, New York, NY, May 16, 2011

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                ---------------

Form 13F Information Table Entry Total:                   25
                                                ---------------

Form 13F Information Table Value Total:             $ 36,605
                                                ---------------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE

                                                                                                                 VOTING AUTHORITY
                                                                                                                 ----------------
                                TITLE OF               VALUE    SHRS OR    SH/   PUT/  INVESTMENT    OTHER
  NAME OF ISSUER                 CLASS     CUSIP      (X$1000)  PRN AMT    PRN   CALL  DISCRETION   MANAGERS   SOLE    SHARED   NONE
  --------------                 -----     -----      --------  -------    ---   ----  ----------   --------   ----    ------   ----
ABBOTT LABORATORIES		   COM	   002824 10 0   1,902	  38,771    SH		     SOLE	       38,771
AFFYMAX INC			   COM	   00826A 10 9	   656 	 111,721    SH		     SOLE	      111,721
AMGEN INC			   COM	   031162 10 0	 1,568 	  29,330    SH	             SOLE              29,330
CARDINAL HEALTH INC		   COM	   14149F 10 9	 1,780 	  43,281    SH		     SOLE	       43,281
CAREFUSION CORP			   COM	   14170T 10 1	 1,674 	  59,349    SH	             SOLE	       59,349
COVIDIEN PLC			   SHS     G2554F 10 5	 2,325 	  44,759    SH		     SOLE              44,759
COVIDIEN PLC			   PUT	   031162 10 0	     4 	     804    SH		     SOLE		  804
CVS CAREMARK CORP	           COM	   126650 10 0	 1,166 	  33,984    SH  	     SOLE	       33,984
GLAXOSMITHKLINE PLC-SPON ADR	   ADR	   37733W 10 5	 2,687 	  69,960    SH 		     SOLE              69,960
HUMANA INC			   COM     444859 10 2	 1,942 	  27,768    SH	             SOLE	       27,768
MCKESSON CORP	                   COM     58155Q 10 3	 2,183 	  27,617    SH               SOLE	       27,617
MEDIVATION INC	                   COM     58501N 10 1	 1,303 	  69,917    SH		     SOLE	       69,917
MERCK & CO. INC.                   COM     58933Y 10 5   3,546   107,414    SH               SOLE             107,414
ORASURE TECHNOLOGIES INC	   COM	   68554V 10 8	   362 	  46,061    SH   	     SOLE	       46,061
PHARMACYCLICS INC		   COM	   716933 10 6	 1,640 	 278,414    SH		     SOLE	      278,414
QUESTCOR PHARMACEUTICALS	   COM	   74835Y 10 1	   690 	  47,896    SH	             SOLE	       47,896
SANOFI-ADR	                   COM	   80105N 10 5	 2,033 	  57,730    SH  	     SOLE	       57,730
SPECTRUM PHARMACEUTICALS INC	   COM	   84763A 10 8	   889 	 100,000    SH		     SOLE	      100,000
STERICYCLE INC	                   PUT	   858912 95 8	   128 	     500    SH		     SOLE		  500
TEVA PHARMACEUTICAL-SP ADR	   COM	   881624 20 9	 1,466 	  29,230    SH		     SOLE	       29,230
UNITEDHEALTH GROUP INC		   COM	   91324P 10 2	   559 	  12,368    SH		     SOLE	       12,368
PHARMASSET INC			   COM	   71715N 10 6	 1,501 	  19,068    SH	             SOLE              19,068
WELLPOINT INC	                   COM	   94973V 10 7	 2,305 	  33,021    SH		     SOLE	       33,021
YM BIOSCIENCES INC	           COM	   984238 10 5	   640 	 242,535    SH		     SOLE	      242,535
ZIMMER HOLDINGS INC	           COM	   98956P 10 2	 1,656 	  27,352    SH	             SOLE	       27,352
